Fair Value of Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in available-for-sale securities (classified within other non-current assets):
Derivative assets	$ 4,666	$ 2,722
Derivative liabilities	4,215	2,050
Fair Value, Measurements, Recurring [Member] | Level 1
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	0	0
Marketable equity securities	1	3
Total assets	2,917	904
Total liabilities	2,757	660
Fair Value, Measurements, Recurring [Member] | Level 1 | Commodity contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative assets	2,661	652
Derivative liabilities	2,757	660
Fair Value, Measurements, Recurring [Member] | Level 1 | Interest rate contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 | Cash and cash equivalents
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	2	9
Fair Value, Measurements, Recurring [Member] | Level 1 | U.S. government and federal agency obligations
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	44	27
Fair Value, Measurements, Recurring [Member] | Level 1 | Federal agency mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 | Commercial mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 | Corporate debt securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 1 | Marketable equity securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	209	213
Fair Value, Measurements, Recurring [Member] | Level 1 | Foreign government fixed income securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	0	0
Marketable equity securities	0	0
Total assets	2,058	2,172
Total liabilities	1,391	1,339
Fair Value, Measurements, Recurring [Member] | Level 2 | Commodity contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative assets	1,930	2,046
Derivative liabilities	1,283	1,251
Fair Value, Measurements, Recurring [Member] | Level 2 | Interest rate contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative liabilities	108	88
Fair Value, Measurements, Recurring [Member] | Level 2 | Cash and cash equivalents
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 | U.S. government and federal agency obligations
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 | Federal agency mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	63	57
Fair Value, Measurements, Recurring [Member] | Level 2 | Commercial mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	7	11
Fair Value, Measurements, Recurring [Member] | Level 2 | Corporate debt securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	54	56
Fair Value, Measurements, Recurring [Member] | Level 2 | Marketable equity securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 | Foreign government fixed income securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	4	2
Fair Value, Measurements, Recurring [Member] | Level 3
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	7	8
Marketable equity securities	0	0
Total assets	124	71
Total liabilities	67	51
Fair Value, Measurements, Recurring [Member] | Level 3 | Commodity contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative assets	75	24
Derivative liabilities	67	51
Fair Value, Measurements, Recurring [Member] | Level 3 | Interest rate contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Cash and cash equivalents
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | U.S. government and federal agency obligations
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Federal agency mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Commercial mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Corporate debt securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 | Marketable equity securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	42	39
Fair Value, Measurements, Recurring [Member] | Level 3 | Foreign government fixed income securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value
Investment in available-for-sale securities (classified within other non-current assets):
Debt securities	7	8
Marketable equity securities	1	3
Total assets	5,099	3,147
Total liabilities	4,215	2,050
Fair Value, Measurements, Recurring [Member] | Fair Value | Commodity contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative assets	4,666	2,722
Derivative liabilities	4,107	1,962
Fair Value, Measurements, Recurring [Member] | Fair Value | Interest rate contracts
Investment in available-for-sale securities (classified within other non-current assets):
Derivative liabilities	108	88
Fair Value, Measurements, Recurring [Member] | Fair Value | Cash and cash equivalents
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	2	9
Fair Value, Measurements, Recurring [Member] | Fair Value | U.S. government and federal agency obligations
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	44	27
Fair Value, Measurements, Recurring [Member] | Fair Value | Federal agency mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	63	57
Fair Value, Measurements, Recurring [Member] | Fair Value | Commercial mortgage-backed securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	7	11
Fair Value, Measurements, Recurring [Member] | Fair Value | Corporate debt securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	54	56
Fair Value, Measurements, Recurring [Member] | Fair Value | Marketable equity securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	251	252
Fair Value, Measurements, Recurring [Member] | Fair Value | Foreign government fixed income securities
Investment in available-for-sale securities (classified within other non-current assets):
Trust fund investments	$ 4	$ 2